Authorization for the issuance of the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Authorization for the issuance of the consolidated financial statements
Authorization for the issuance of the consolidated financial statements

29.         Authorization for the issuance of the consolidated financial statements

The Company’s consolidated financial statements were authorized for issuance on April 30, 2026, by the Chief Executive Officer, Ricardo Dueñas Espriu and Ruffo Pérez Pliego del Castillo, General Director of Administration and Finance and by the Board of Directors, consequently these do not reflect the events that occurred after that date, and are subject to the approval of the ordinary shareholders’ meeting of the Entity, who may decide to modify them in accordance with the provisions of the General Law of Commercial.

The consolidated financial statements as of December 31, 2024, were approved by the Annual Stockholders’ Meeting held on April 25, 2025.